Other Assets (Schedule Of Other Assets) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015
Inventory		$ 52,673,000		$ 260,269,000
Debt issuance costs	[1]	33,700,000		45,524,000
Lease incentives		177,128,000		162,277,000
Other receivables		188,759,000		174,841,000
Investments (Note 12)		118,783,000		114,711,000
Notes receivables		23,359,000	[2],[3]	116,197,000	[4]
Derivative assets (Note 13)		37,187,000		18,965,000
Other tangible fixed assets		36,427,000		20,845,000
Straight-line rents, prepaid expenses and other		111,190,000		85,114,000
Other assets		779,206,000		998,743,000
Debt issuance costs and debt discounts		156,901,000		164,980,000	[5]
Allowance for credit losses on notes receivable		0		0
Notes Receivable, Provision		0		2,000,000
Notes Receivable, Writedown		$ 0		$ 2,000,000

[1]	We retrospectively reclassified $165.0 million of debt issuance costs from other assets to a direct reduction of the debt liability as of December 31, 2015. We continue to present debt issuance costs related to our revolving credit facilities within other assets. Please refer to Note 3-Summary of significant accounting policies.
[2]	As of December 31, 2016, we did not have an allowance for credit losses on notes receivables and there was no activity recorded for credit losses during the year ended December 31, 2016.
[3]	In December 2016, the ALS Note Receivable was repaid. Please refer to Note 28-Variable Interest Entities for further details.
[4]	As of December 31, 2015, we did not have an allowance for credit losses on notes receivables. We recognized a $2.0 million provision, which was used upon termination of the related leases during the year ended December 31, 2015.
[5]	We retrospectively reclassified $165.0 million of debt issuance costs from other assets to a direct reduction of the debt liability as of December 31, 2015. See Note 3-Summary of significant accounting policies.